PREFERRED LIMITED PARTNERS' EQUITY - Summary of Preferred Limited Partners' Equity (Details) $ in Millions, $ in Millions			3 Months Ended		6 Months Ended
	Mar. 11, 2019 USD ($)	Mar. 11, 2019 CAD ($)	Jun. 30, 2019 USD ($) shares	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($) shares	Jun. 30, 2019 CAD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares			185,727,567		185,727,567
Dividends recognised as distributions to owners			$ 80	$ 75	$ 163		$ 151
Preferred limited partners' equity			$ 833		$ 833			$ 707
Series 5 (C$72)
Disclosure of classes of share capital [line items]
Proceeds from issuing shares						$ 72
Number of shares outstanding | shares			2,890,000		2,890,000
Cumulative dividend rate (%)					5.59%	5.59%
Earliest permitted redemption date					Apr 2018	Apr 2018
Dividends recognised as distributions to owners					$ 2		2
Preferred limited partners' equity			$ 49		$ 49			49
Series 7 (C$175)
Disclosure of classes of share capital [line items]
Proceeds from issuing shares						$ 175
Number of shares outstanding | shares			7,000,000		7,000,000
Cumulative dividend rate (%)					5.50%	5.50%
Earliest permitted redemption date					Jan 2021	Jan 2021
Dividends recognised as distributions to owners					$ 4		4
Preferred limited partners' equity			$ 128		$ 128			128
Series 9 (C$200)
Disclosure of classes of share capital [line items]
Proceeds from issuing shares						$ 200
Number of shares outstanding | shares			8,000,000		8,000,000
Cumulative dividend rate (%)					5.75%	5.75%
Earliest permitted redemption date					Jul 2021	Jul 2021
Dividends recognised as distributions to owners					$ 4		4
Preferred limited partners' equity			$ 147		$ 147			147
Series 11 (C$250)
Disclosure of classes of share capital [line items]
Proceeds from issuing shares						$ 250
Number of shares outstanding | shares			10,000,000		10,000,000
Cumulative dividend rate (%)					5.00%	5.00%
Earliest permitted redemption date					Apr 2022	Apr 2022
Dividends recognised as distributions to owners					$ 5		5
Preferred limited partners' equity			$ 187		$ 187			187
Series 13 (C$250)
Disclosure of classes of share capital [line items]
Proceeds from issuing shares						$ 250
Number of shares outstanding | shares			10,000,000		10,000,000
Cumulative dividend rate (%)					5.00%	5.00%
Earliest permitted redemption date					Apr 2023	Apr 2023
Dividends recognised as distributions to owners					$ 4		4
Preferred limited partners' equity			$ 196		$ 196			196
Series 15 (C$175)
Disclosure of classes of share capital [line items]
Proceeds from issuing shares	$ 131	$ 175				$ 175
Number of shares outstanding | shares			7,000,000		7,000,000
Cumulative dividend rate (%)	5.75%	5.75%			5.75%	5.75%
Earliest permitted redemption date					45383	45383
Dividends recognised as distributions to owners					$ 2		0
Preferred limited partners' equity			$ 126		$ 126			0
Preferred Limited Partners Unit
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares			44,890,000		44,890,000
Dividends recognised as distributions to owners					$ 21		$ 19
Preferred limited partners' equity			$ 833		$ 833			$ 707